OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other long-term liabilities
Consideration payable for an acquisition	¥ 120,881
Payables for purchase of property and equipment	195,749	¥ 37,126
Accrued interests		51,112
Deferred government grants	16,789	14,051
Others	25,479	9,417
Total other long-term liabilities	¥ 358,898	¥ 111,706